INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2014
Schedule Of Investments [Abstract]
Investment [Text Block]
NOTE 2 INVESTMENT SECURITIES

The amortized cost and estimated fair value of securities available for sale (in thousands) at the dates indicated are presented in the following table:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2014
U.S. Government Agency securities	$2,000	$0	$(35)	$1,965
State and political subdivisions	6,337	259	0	6,596
Mortgage-backed securities	2,303	163	0	2,466
Total securities available for sale	$10,640	$422	$(35)	$11,027

December 31, 2013
U.S. Government Agency securities	$2,000	$0	$(60)	$1,940
State and political subdivisions	8,424	395	0	8,819
Mortgage-backed securities	2,994	188	0	3,182
Total securities available for sale	$13,418	$583	$(60)	$13,941

The estimated fair values of investment securities (in thousands) at December 31, 2014, by contractual maturity are shown below. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Amortized	Fair
	Cost	Value
Due less than one year	$276	$283
Due after one year through five years	5,525	5,662
Due after five years through ten years	2,494	2,574
Due after ten years	42	42
Mortgage-backed securities	2,303	2,466
Total securities available for sale	$10,640	$11,027

At year-end 2014 and 2013 securities with a carrying value of $8,958,000 and $10,371,000, respectively, were pledged to secure public deposits and other deposits and liabilities as required or permitted by law.

Gross unrealized losses on securities and the estimated fair value of the related securities aggregated by security category and length of time the individual securities have been in continuous loss positions at December 31, 2014 and 2013 are as follows:

	Less Than Twelve Months		Over Twelve Months
(Dollars in thousands)	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
December 31, 2014	Losses	Value	Losses	Value
U.S. Government Agency securities	$0	$0	$(35)	$1,965
State and political subdivisions	0	0	0	0
Mortgage-backed securities	0	0	0	0
Total securities available for sale	$0	$0	$(35)	$1,965

	Less Than Twelve Months		Over Twelve Months
(Dollars in thousands)	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
December 31, 2013	Losses	Value	Losses	Value
U.S. Government Agency securities	$(60)	$1,940	$0	$0
State and political subdivisions	0	0	0	0
Mortgage-backed securities	0	0	0	0
Total securities available for sale	$(60)	$1,940	$0	$0

At December 31, 2014 the Corporation held one security with an estimated fair value of $1,965,000 and an unrealized loss of $35,000 in a continuous unrealized loss position for more than twelve months and no securities in a continuous loss position for less than twelve months. At December 31, 2013 there were no securities in a continuous loss position for more than twelve months and one security with an estimated fair value of $1,940,000 and an unrealized loss of $60,000 in a continuous unrealized loss position for less than twelve months.

The unrealized losses that exist are primarily due to the change in market interest rates subsequent to purchase. The Corporation does not consider this investment to be other than temporarily impaired at December 31, 2014 and 2013 since the decline in market value is primarily attributable to changes in interest rates and not credit quality. In addition, the Corporation does not intend to sell and does not believe that it is more likely than not that the Corporation will be required to sell this investment until there is a full recovery of the unrealized loss, which may be at maturity. As a result, management does not believe that the investment security in an unrealized loss position as of December 31, 2014 represents an other-than-temporary impairment.

Other investment securities are carried at cost and consist principally of stock in the Federal Home Loan Bank of Cincinnati.